CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Foreign currency translation adjustments, tax	¥ 0		¥ 0	¥ 0
Share-based compensation	¥ 78,265		156,478	289,705
Class A ordinary shares
Number of underlying shares represented by one ADR	1	1
Cost of revenues
Share-based compensation	¥ 16,137	$ 2,273	31,955	56,629
Research and development expenses
Share-based compensation	40,679	5,730	67,242	135,316
Sales and marketing expenses
Share-based compensation	2,842	400	4,477	8,318
General and administrative expenses
Share-based compensation	¥ 18,607	$ 2,621	¥ 52,804	¥ 89,442